                      DFA Investment Dimensions Group Inc.
                      ------------------------------------

                       LD U.S. Marketwide Value Portfolio
                       HD U.S. Marketwide Value Portfolio
                          LD U.S. Marketwide Portfolio
                          HD U.S. Marketwide Portfolio

                      Supplement dated May 21, 2003 to the
                         Prospectus dated March 31, 2003

On pages 13 and 14, the fifth  through  ninth  sentences of the first  paragraph under the  heading  "Net Asset  Value" in the  section  VALUATION  OF SHARES are deleted and replaced with the following:

Securities  held by the Master Funds are valued at the last quoted sale price of the day.  Securities  held by the  Master  Funds  that are  listed on Nasdaq are valued  at the  Nasdaq  Official  Closing  Price  ("NOCP").  If there is no last reported sale price or NOCP,  the  securities are valued at the mean between the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange  where the security is primarily  traded.  Securities issued by open-end  investment  companies,  such as the Master Funds, are valued
using  their   respective  net  asset  values  or  public   offering  price,  as
appropriate, for purchase orders placed at the close of the NYSE.

               Please retain this Supplement for future reference.

                      DFA Investment Dimensions Group Inc.
                      ------------------------------------

                            VA Large Value Portfolio
                            VA Small Value Portfolio
                        VA International Value Portfolio
                        VA International Small Portfolio
                          VA Short-Term Fixed Portfolio
                            VA Global Bond Portfolio

                      Supplement dated May 21, 2003 to the
                         Prospectus dated March 31, 2003

On page 18, the fourth through  seventh  sentences of the first  paragraph under the heading VALUATION OF SHARES are deleted and replaced with the following:

Securities held by the Domestic Equity and  International  Equity Portfolios are
valued  at the  last  quoted  sale  price of the  day.  Securities  held by each
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP").  If there is no last reported sale price or NOCP of the day, the securities  are valued at the mean between the most recent  quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.

               Please retain this Supplement for future reference.

                      DFA Investment Dimensions Group Inc.
                      ------------------------------------

                   Tax-Managed U.S. Marketwide Value Portfolio
                   Tax-Managed U.S. Small Cap Value Portfolio
                        Tax-Managed U.S. Equity Portfolio
                      Tax-Managed U.S. Small Cap Portfolio
                  Tax-Managed DFA International Value Portfolio

                      Supplement dated May 21, 2003 to the
                         Prospectus dated March 31, 2003

On page 17, the fifth through ninth  sentences of the first  paragraph under the heading VALUATION OF SHARES are deleted and replaced with the following:

Securities  held by the  Portfolios  and the Master Funds are valued at the last quoted sale price of the day.  Securities  held by the Portfolios and the Master
Funds that are listed on Nasdaq are valued at the Nasdaq Official  Closing Price
("NOCP").  If  there is no last  reported  sale  price  or NOCP of the day,  the securities  are valued at the mean between the most recent  quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the  security is  primarily  traded.  Securities  issued by open-end  investment companies, such as the Master Funds, are valued using their respective net asset values or public offering  price, as appropriate,  for purchase orders placed at the close of the NYSE.

               Please retain this Supplement for future reference.

                      DFA Investment Dimensions Group Inc.
                        Dimensional Investment Group Inc.
                    -----------------------------------------

                   AAM/DFA U.S. High Book To Market Portfolio
               AAM/DFA International High Book To Market Portfolio
                     AAM/DFA Two-Year Fixed Income Portfolio
                      AAM/DFA Two-Year Government Portfolio

                      Supplement dated May 21, 2003 to the
                         Prospectus dated March 31, 2003

On page 15, the fifth through eighth  sentences of the first paragraph under the heading VALUATION OF SHARES are deleted and replaced with the following:

Securities held by a Portfolio or Master Fund are valued at the last quoted sale price of the day.  Securities held by a Portfolio or Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP").  If there is no last  reported  sale price or NOCP of the day,  a  Portfolio  or Master  Fund values the  securities  at the mean between the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.

               Please retain this Supplement for future reference.

                      DFA Investment Dimensions Group Inc.
                        Dimensional Investment Group Inc.
                        ---------------------------------

                      Supplement dated May 21, 2003 to the
                         Prospectus dated March 31, 2003

Risk and Return Bar Charts and Tables
-------------------------------------

On page 14,  the risk and return  bar chart and table  corresponding  to the DFA
Intermediate Government Fixed Income Portfolio are deleted and replaced with the following:

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Total Returns (%)

1993            11.63
1994            -4.74
1995            19.08
1996             2.37
1997             9.16
1998            10.53
1999            -3.57
2000            13.54
2001             8.21
2002            15.01

                           January 1993-December 2002
                           --------------------------
         Highest Quarter                                 Lowest Quarter
        -----------------------------------------------------------------
         8.48 (7/02-9/02)                               -3.33 (1/94-3/94)

                                             Periods ending December 31, 2002
                                             --------------------------------
                                              One         Five         Ten
Annualized Returns (%)                        Year        Years       Years
-----------------------------------------------------------------------------
Return Before Taxes                          15.01        8.53        7.86
Return After Taxes on Distributions          12.32        6.10        5.25
Return After Taxes on Distributions
   and Sale of Portfolio Shares               9.45        5.67        5.03
LEHMAN GOVERNMENT INDEX                      11.50        7.77        7.56

Valuation of Shares

On page 49, the fifth through eighth  sentences of the first paragraph under the heading  "Net Asset  Value" in the section  VALUATION  OF SHARES are deleted and replaced with the following:

Securities  held by the  Portfolios  and the Master Funds are valued at the last quoted sale price of the day. Securities held by the Portfolios and Master Funds that are  listed on Nasdaq  are  valued at the  Nasdaq  Official  Closing  Price
("NOCP").  If  there is no last  reported  sale  price  or NOCP of the day,  the
Portfolios  and Master Funds value the  securities  at the mean between the most recent quoted bid and asked prices.  Price  information on listed  securities is taken from the  exchange  where the  security is  primarily  traded.  Securities issued by open-end  investment  companies,  such as the Master Funds, are valued
using  their   respective  net  asset  values  or  public   offering  price,  as
appropriate, for purchase orders placed at the close of the NYSE.

               Please retain this Supplement for future reference.